Income Taxes - Schedule of Reconciliation of Net Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ 55.7	$ 66.2
Tax (expense) recovery during the year recognized in net income	(27.9)	42.4
Impact of foreign exchange	(6.4)	3.5
Tax effect on equity items	(1.7)	0.6
Deferred taxes acquired through business combinations	23.1	(57.0)
Balance, end of the year	$ 42.8	$ 55.7